Consolidated Statements of Income (USD $)	3 Months Ended				9 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Revenues
Operating revenue	$ 80,612,380		$ 64,214,825		$ 226,500,941		$ 167,031,162
Expenses
Address and brokerage commissions	1,764,707		1,350,877		5,011,167		3,925,711
Voyage expenses	13,818,047		13,644,729		35,875,055		35,904,888
Charter-in costs	2,096,705		1,800,000		6,296,705		4,974,718
Vessel operating expenses	17,622,528		14,971,717		52,716,523		37,904,871
Depreciation and amortization	11,532,336		10,125,125		33,727,184		25,807,664
General and administrative costs	2,414,905		1,427,504		7,699,034		4,622,147
Other corporate expenses	368,344		1,928,515		1,749,694		2,927,698
Total operating expenses	49,617,572		45,248,467		143,075,362		116,067,697
Operating income	30,994,808		18,966,358		83,425,579		50,963,465
Other income/(expense)
Interest expense	(7,274,065)		(7,814,207)		(22,942,738)		(20,553,641)
Interest income	10,066		12,146		226,856		58,325
Income before income taxes	23,730,809		11,164,297		60,709,697		30,468,149
Income taxes	(71,904)		(141,704)		(504,922)		(365,622)
Net income	$ 23,658,905		$ 11,022,593		$ 60,204,775		$ 30,102,527
Earnings per share:
Basic:	$ 0.43	[1]	$ 0.24	[1]	$ 1.09	[1]	$ 0.67	[1]
Diluted:	$ 0.43	[1]	$ 0.24	[1]	$ 1.09	[1]	$ 0.67	[1]
Weighted average number of shares outstanding:
Basic:	55,339,113	[1]	46,296,765	[1]	55,334,454	[1]	44,751,186	[1]
Diluted:	55,566,168	[1]	46,296,765	[1]	55,475,844	[1]	44,751,186	[1]

[1]	All share amounts (except par value per share amounts) have been retroactively restated for 2013 to reflect the Company's 3-for-1 stock split on October 29, 2013 as described in Note 5-Common Stock to these consolidated financial statements.